Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Maturity of Lease Liabilities
Maturity analysis of contractual undiscounted cash flows of the lease liabilities is detailed below:

	December 31,
	2023	2022
Due within 1 year	1,717	1,506
After 1 year but within 5 years	6,540	7,210
After 5 years but within 10 years	12,368	12,330
Total undiscounted lease liabilities	20,625	21,046

Short-term	1,143	965
Long-term	15,564	15,780
Lease liabilities included in the consolidated statement of financial position	16,707	16,745
Amounts recognized in the consolidated statement of cash flows:

	December 31,
	2023	2022
Payments of lease liabilities	1,032	995